EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2021
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The partnership has investments in joint arrangements that are joint ventures, and also has investments in associates. Joint ventures hold individual commercial properties, hotels, and portfolios of commercial properties and developments that the partnership owns together with co-owners where decisions relating to the relevant activities of the joint venture require the unanimous consent of the co-owners. Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Joint Ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,588	$3,440
Manhattan West, New York	Property holding company	United States	56%	56%	2,296	2,122
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	1,907	1,862
BPYU JV Pool A	Property holding company	United States	50%	50%	1,740	1,723
BPYU JV Pool B	Property holding company	United States	51%	51%	1,123	1,121
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	840	835
Grace Building, New York	Property holding company	United States	50%	50%	701	676
BPYU JV Pool C	Property holding company	United States	50%	50%	686	692
BPYU JV Pool D	Property holding company	United States	48%	48%	564	548
Southern Cross East, Melbourne	Property holding company	Australia	50%	50%	449	433
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	407	416
One Liberty Plaza, New York	Property holding company	United States	51%	51%	409	382
680 George Street, Sydney	Property holding company	Australia	50%	50%	390	375
Brookfield Place Sydney(2)	Property holding company	Australia	50%	—%	378	—
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	305	298
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (“Brazil Retail”)	Holding company	Brazil	46%	46%	267	251
Potsdamer Platz, Berlin	Property holding company	Germany	25%	25%	261	255
BPYU JV Pool G	Property holding company	United States	68%	68%	261	251
Brookfield D.C. Office Partners LLC ("D.C. Venture"), Washington, D.C.	Property holding company	United States	51%	51%	254	257
Baybrook Mall, Texas	Property holding company	United States	51%	51%	254	251
Shops at La Cantera, Texas	Property holding company	United States	50%	50%	252	249
Miami Design District, Florida	Property holding company	United States	22%	22%	236	238
BPYU JV Pool F	Property holding company	United States	51%	51%	219	253
Other(3)	Various	Various	15% - 55%	14% - 55%	2,433	2,510
					20,220	19,438
Associates
Various	Various	Various	31% -31%	16% - 31%	222	281
					222	281
Total					$20,442	$19,719
(1) Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc in London.
(2)Refer to Note 30, Related Parties for further information around the Brookfield Place Sydney acquisition in the current period.
(3)Other joint ventures consists of approximately 37 joint ventures.
The following table presents the change in the balance of the partnership’s equity accounted investments as of June 30, 2021 and December 31, 2020:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Equity accounted investments, beginning of period	$19,719	$20,764
Additions	584	522
Disposals and return of capital distributions	(149)	(108)
Share of net earnings (losses) from equity accounted investments	459	(749)
Distributions received	(92)	(618)
Foreign currency translation	17	107
Reclassification (to) from assets held for sale(1)	(117)	121
Other comprehensive income and other	21	(320)
Equity accounted investments, end of period	$20,442	$19,719
(1)The partnership’s interest in the Diplomat Resort and Spa (“Diplomat”) in Florida was reclassified from assets held for sale in the second quarter of 2020.

The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Jun. 30, 2021			Dec. 31, 2020
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs)	Discount rate	Terminal capitalization rate	Investment horizon (yrs)
Core Office
United States	Discounted cash flow	6.4%	4.7%	11	6.4%	4.7%	11
Australia	Discounted cash flow	6.3%	4.9%	10	6.3%	5.3%	10
Europe	Discounted cash flow	5.5%	4.6%	10	5.6%	4.7%	10
Core Retail
United States	Discounted cash flow	6.4%	4.9%	10	6.3%	4.9%	10
LP Investments - Office	Discounted cash flow	5.9%	5.0%	10	6.0%	5.3%	10
LP Investments - Retail	Discounted cash flow	7.4%	6.1%	10	7.4%	6.1%	10
Multifamily(1)	Direct capitalization	4.3%	n/a	n/a	4.3%	n/a	n/a
(1)The valuation method used to value multifamily investments is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Non-current assets	$77,468	$77,818
Current assets	4,824	5,054
Total assets	82,292	82,872
Non-current liabilities	35,052	34,509
Current liabilities	3,847	5,886
Total liabilities	38,899	40,395
Net assets	43,393	42,477
Partnership’s share of net assets	$20,442	$19,719

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Revenue	$1,086	$1,031	$2,110	$2,274
Expenses	852	724	1,675	1,550
Income from equity accounted investments(1)	31	9	39	27
Income before fair value gains, net	265	316	474	751
Fair value gains (losses), net	220	(1,791)	430	(2,271)
Net income (loss)	485	(1,475)	904	(1,520)
Partnership’s share of net earnings (losses)	$253	$(757)	$459	$(793)
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.